ACQUISITIONS AND DISPOSITION - Narrative (Details) $ / shares in Units, $ in Millions, £ in Billions					2 Months Ended	3 Months Ended		12 Months Ended		20 Months Ended
	Jul. 31, 2025 GBP (£)	Jul. 31, 2025 USD ($)	May 02, 2024 USD ($)	Nov. 16, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)
Just Group plc
Business Combination [Line Items]
Cash consideration transferred	£ 2.4	$ 3,200
American Equity Investment Life Holdings
Business Combination [Line Items]
Cash consideration transferred			$ 3,992
Cash			2,525
Stock consideration			$ 1,111
Contributed revenues										$ 2,100
Contributed net profit (loss)										$ 179
Consolidated unaudited pro forma revenue								$ 14,900	$ 9,400
Consolidated unaudited pro forma net profit (loss)								1,900	813
Increase in market risk benefits liability						$ 45
Increase in VOBA asset						45
Decrease in intangible assets						40
Increase to deferred tax asset						8
Increase in goodwill						$ 32
Settlement loss								48
Additional market risk benefits AOCI loss								66
Gain on disposal on pre-existing equity interest fair value								4
Acquisition costs								127
Clearbrook Group International Holdings
Business Combination [Line Items]
Voting interests acquired				100.00%
Cash consideration transferred				$ 1,059
Contributed revenues					$ 191
Contributed net profit (loss)					$ 1
Consolidated unaudited pro forma revenue									8,300
Consolidated unaudited pro forma net profit (loss)									587
Deferred bargain purchase gain				$ 51			$ 51	$ 51
Increase to deferred tax asset							14
Acquisition costs									$ 13
Share price (in dollars per share) | $ / shares				$ 30
Increase in deferred tax liability							$ 65